Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents:
Cash	$ 293	$ 744	$ 1,725
Money market funds	1,707	7,158	4,393
Total cash and cash equivalents	$ 2,000	$ 7,902	$ 6,118